DISCONTINUED OPERATIONS	3 Months Ended
Mar. 31, 2026
Discontinued Operations
DISCONTINUED OPERATIONS

NOTE 10 – DISCONTINUED OPERATIONS

On June 30, 2025, the Company entered into a share purchase agreement (the “A2ZMS Agreement”) pursuant to which it sold its wholly-owned subsidiary A2ZMS Advanced Military Solutions Ltd., a company organized under the laws of Israel (“A2ZMS”), to a purchaser residing in Israel for a purchase price of 500,000 ILS. The purchaser is related to a director of the Company at the time of sale. The A2ZMS Agreement was approved by all of the independent directors of the Company. The Company received an independent valuation of A2ZMS in connection with this transaction.

The results of operations of A2ZMS were classified as discontinued operations in the condensed consolidated interim financial statements of the Company in the prior period.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE MONTHS ENDED MARCH 31, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 10 – DISCONTINUED OPERATIONS (CONTINUED)

The below are the data of operating results attributed to the discontinued operations:

	Three months ended March 31,
	2026	2025

Revenues	$-	$427
Cost of revenues	-	(381)
Gross profit	-	46

Expenses:
General and administration expenses	-	1,000
Operating loss	-	(954)

Other expense	-	-
Financial expense	-	35
Loss before taxes on income	-	(1,841)
Income tax expense	-	-
Net loss for the year from discontinued operations	$-	$(989)

	Three months ended
	March 31,
	2026	2025

Net cash flows provided by (used by) discontinued operations

From operating activities	$-	$309
From investing activities	-	(44)
From financing activities	-	(111)
	$-	$154

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE MONTHS ENDED MARCH 31, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)